Deferred Income Tax and Income Tax Expense - Summary of Tax Impacts Recognized Directly To Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Loss on valuation of available-for-sale securities, Before recognition	₩ 0		₩ (5,561)
Gain on valuation of financial assets at fair value through other comprehensive income, Before recognition	225,635	₩ 59,384
Gain (loss) on valuation of hedge instruments (loss)liabilities, Before recognition	31,003	(36,756)	40,694
Remeasurements of net defined benefit liabilities, Before recognition	(33,814)	(116,324)	(110,768)
Share of Gain (loss) of associates and joint ventures, and others, Before recognition	4,493	(1,036)	13,410
Exchange differences on translation for foreign operations, Before recognition	6,692	3,989	(27,865)
Total, Before recognition	234,009	(90,743)	(90,090)
Loss on valuation of available-for-sale securities, Tax effect	0		1,346
Gain on valuation of financial assets at fair value through other comprehensive income, Tax effect	(58,483)	(15,573)
Gain (loss) on valuation of hedge instruments (loss)liabilities, Tax effect	(8,139)	9,745	(9,848)
Remeasurements of net defined benefit liabilities, Tax effect	8,037	42,813	26,806
Share of Gain (loss) of associates and joint ventures, and others, Tax effect	(1,327)	179	(3,245)
Exchange differences on translation for foreign operations, Tax effect	(1,759)	(1,049)	6,743
Total, Tax effect	(61,669)	36,115	21,802
Loss on valuation of available-for-sale securities, After recognition	0		4,215
Gain on valuation of financial assets at fair value through other comprehensive income, After recognition	167,152	43,811
Gain (loss) on valuation of hedge instruments (loss)liabilities, After recognition	22,864	(27,011)	30,846
Remeasurements of net defined benefit liabilities, After recognition	(25,777)	(73,511)	(83,962)
Share of Gain (loss) of associates and joint ventures, and others, After recognition	3,166	(857)	10,165
Exchange differences on translation for foreign operations, After recognition	4,933	2,940	(21,122)
Total other comprehensive income (loss)	₩ 172,338	₩ (54,628)	₩ (68,288)